CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	¥ 105,691	¥ 26,054	¥ 31,925
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	91,493	100,572	75,587
Stock option expenses	21,955	26,869	18,638
(Gain) loss on investments in equity securities	(38,686)	(4,005)	16,677
Equity in earnings of affiliates, net of dividends received	(13,003)	(969)	(6,800)
Loss on disposal of office buildings, land, equipment and facilities	17,641	5,351	6,348
Deferred income taxes	53,957	37,772	55,199
Changes in operating assets and liabilities:
Time deposits	137,526	(318,104)	(155,251)
Deposits with stock exchanges and other segregated cash	(9,461)	(39,225)	(67,738)
Trading assets and private equity investments	(1,448,489)	971,327	(1,481,908)
Trading liabilities	248,019	(1,058,445)	1,206,394
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	1,375,929	980,156	327,668
Securities borrowed, net of securities loaned	863,511	(508,844)	(446,152)
Other secured borrowings	(84,444)	(271,498)	(160,031)
Loans and receivables, net of allowance for doubtful accounts	(238,318)	28,933	(354,691)
Payables	(305,672)	218,915	319,506
Bonus accrual	31,415	(13,356)	(8,802)
Accrued income taxes, net	50,019	5,055	(26,174)
Other, net	(309,582)	104,305	414,515
Net cash provided by (used in) operating activities	549,501	290,863	(235,090)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(271,975)	(182,568)	(186,350)
Proceeds from sales of office buildings, land, equipment and facilities	147,653	120,435	109,888
Payments for purchases of investments in equity securities	(319)	(138)	(221)
Proceeds from sales of investments in equity securities	3,741	5,485	3,247
(Increase) decrease in loans receivable at banks, net	22,189	30,591	(60,350)
Increase in non-trading debt securities, net	(54,237)	(968)	(286,013)
Business combinations or disposals, net	(5,919)	35,597	5,570
Decrease (increase) in investments in affiliated companies, net	(1,391)	2,146	(8,936)
Other, net	(228)	(638)	(49)
Net cash provided by (used in) investing activities	(160,486)	9,942	(423,214)
Cash flows from financing activities:
Increase in long-term borrowings	1,930,357	2,015,446	2,267,658
Decrease in long-term borrowings	(2,330,509)	(2,883,078)	(1,188,034)
Decrease in short-term borrowings, net	(416,174)	(56,383)	(97,282)
Increase in deposits received at banks, net	129,384	117,047	368,354
Proceeds from sales of common stock held in treasury	56	10	8
Payments for repurchases of common stock held in treasury	(7)	(8,287)	(37,378)
Payments for cash dividends	(14,730)	(29,066)	(29,083)
Net cash provided by (used in) financing activities	(701,623)	(844,311)	1,284,243
Effect of exchange rate changes on cash and cash equivalents	47,175	(6,314)	(26,246)
Net increase (decrease) in cash and cash equivalents	(265,433)	(549,820)	599,693
Cash and cash equivalents at beginning of the year	1,070,520	1,620,340	1,020,647
Cash and cash equivalents at end of the year	805,087	1,070,520	1,620,340
Cash paid during the year for-
Interest	296,643	338,802	259,679
Income tax payments, net	¥ 28,063	¥ 16,076	¥ 32,305